Schedule of Investments (unaudited) April 30, 2020	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI ACWI ex U.S. ETF(a)	1,825,380	$73,106,469

Total Investment Companies — 100.3% (Cost: $84,623,402)		73,106,469

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(b)	15,000	15,000

Total Short-Term Investments — 0.0% (Cost: $15,000)		15,000

Total Investments in Securities — 100.3% (Cost: $84,638,402)		73,121,469

Other Assets, Less Liabilities — (0.3)%		(211,451)

Net Assets — 100.0%		$72,910,018

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,835,082	—	(19,835,082	)(b)	—	$—	$38,746	(c)	$(13,470)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,090,000	—	(1,075,000	)(b)	15,000	15,000	3,204		—	—
iShares MSCI ACWI ex U.S. ETF	1,530,513	364,190	(69,323)		1,825,380	73,106,469	1,317,804		(117,946)	(10,561,530)

						$73,121,469	$1,359,754		$(131,416)	$(10,561,530)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,853,000	USD	3,754,838	MS	05/06/20	$59,287
BRL	4,980,000	USD	880,496	MS	05/06/20	35,231
CAD	7,592,000	USD	5,421,038	MS	05/06/20	33,153
CHF	5,101,000	USD	5,248,498	MS	05/06/20	36,276
CLP	185,341,000	USD	216,399	MS	05/06/20	5,603
DKK	6,682,000	USD	975,201	MS	05/06/20	6,140
EUR	12,718,000	USD	13,841,177	MS	05/06/20	96,074
GBP	6,491,000	USD	8,105,818	MS	05/06/20	69,632
HKD	56,000	USD	7,223	MS	05/06/20	—
ILS	631,000	USD	179,994	MS	05/06/20	1,021
INR	144,131,000	USD	1,892,933	MS	05/06/20	25,204
KRW	3,793,596,000	USD	3,113,333	MS	05/06/20	128
MXN	8,560,000	USD	350,327	MS	05/06/20	4,784

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	1,544,000	USD	353,622	MS	05/06/20	$5,334
NOK	2,946,000	USD	283,534	MS	05/06/20	4,021
NZD	249,000	USD	150,830	MS	05/06/20	1,916
RUB	8,139,000	USD	103,642	MS	05/06/20	6,022
SEK	14,278,000	USD	1,444,825	MS	05/06/20	18,742
SGD	941,000	USD	663,597	MS	05/06/20	3,710
TRY	561,000	USD	80,200	MS	05/06/20	75
TWD	78,907,000	USD	2,631,226	MS	05/06/20	22,314
USD	1,285,885	BRL	6,632,000	MS	05/06/20	66,387
USD	5,342,160	CHF	5,101,000	MS	05/06/20	57,385
USD	1,082,877	DKK	7,304,000	MS	05/06/20	10,186
USD	17,313,472	EUR	15,635,000	MS	05/06/20	179,573
USD	421,805	MXN	10,099,000	MS	05/06/20	2,849
USD	689,784	RUB	50,222,000	MS	05/06/20	13,097
USD	100,729	TRY	669,000	MS	05/06/20	5,001
USD	841,090	ZAR	15,138,000	MS	05/06/20	24,489
ZAR	12,281,000	USD	659,432	MS	05/06/20	3,052
CNY	13,514,000	USD	1,908,584	MS	05/07/20	1,528
JPY	72,289,000	USD	670,811	MS	05/07/20	2,804
THB	32,194,000	USD	991,993	MS	05/07/20	3,031
USD	13,046,926	JPY	1,395,173,000	MS	05/07/20	46,199
DKK	4,000	USD	586	MS	06/04/20	1
NZD	3,000	USD	1,839	MS	06/04/20	1
USD	36,012	AUD	55,000	MS	06/04/20	167
USD	75,347	BRL	409,000	MS	06/04/20	330
USD	506,890	CAD	704,000	MS	06/04/20	1,101
USD	337,001	CHF	325,000	MS	06/04/20	27
USD	43,029	CNY	304,000	MS	06/04/20	67
USD	397,364	GBP	315,000	MS	06/04/20	574
USD	6,218,114	HKD	48,217,000	MS	06/04/20	1,091
USD	9,515	ILS	33,000	MS	06/04/20	41
USD	209,198	INR	15,779,000	MS	06/04/20	764
USD	12,531,500	JPY	1,335,375,000	MS	06/04/20	83,492
USD	209,536	KRW	253,379,000	MS	06/04/20	882
USD	27,595	MXN	664,000	MS	06/04/20	181
USD	14,151	MYR	61,000	MS	06/04/20	21
USD	16,245	NOK	166,000	MS	06/04/20	40
USD	17,887	NZD	29,000	MS	06/04/20	101
USD	595,361	RUB	44,281,000	MS	06/04/20	3,126
USD	30,547	SGD	43,000	MS	06/04/20	50
USD	9,525	TRY	67,000	MS	06/04/20	7
USD	200,517	TWD	5,922,000	MS	06/04/20	375
USD	126,288	ZAR	2,330,000	MS	06/04/20	991

						943,678

BRL	1,652,000	USD	317,851	MS	05/06/20	(14,080)
DKK	622,000	USD	91,582	MS	05/06/20	(233)
EUR	2,917,000	USD	3,205,073	MS	05/06/20	(8,425)
HKD	51,700,000	USD	6,670,342	MS	05/06/20	(1,605)
KRW	3,793,596,000	USD	3,114,158	MS	05/06/20	(698)

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,539,000	USD	65,281	MS	05/06/20	$(1,436)
MYR	125,000	USD	29,102	MS	05/06/20	(41)
RUB	92,305,000	USD	1,258,046	MS	05/06/20	(14,337)
TRY	108,000	USD	16,234	MS	05/06/20	(780)
USD	3,587,297	AUD	5,853,000	MS	05/06/20	(226,827)
USD	5,369,052	CAD	7,592,000	MS	05/06/20	(85,139)
USD	219,926	CLP	185,341,000	MS	05/06/20	(2,075)
USD	8,078,073	GBP	6,491,000	MS	05/06/20	(97,377)
USD	6,671,625	HKD	51,756,000	MS	05/06/20	(4,335)
USD	176,193	ILS	631,000	MS	05/06/20	(4,823)
USD	1,871,345	INR	144,131,000	MS	05/06/20	(46,792)
USD	6,212,803	KRW	7,587,192,000	MS	05/06/20	(14,119)
USD	381,538	MYR	1,669,000	MS	05/06/20	(6,479)
USD	277,971	NOK	2,946,000	MS	05/06/20	(9,584)
USD	149,451	NZD	249,000	MS	05/06/20	(3,296)
USD	625,546	RUB	50,222,000	MS	05/06/20	(51,141)
USD	1,432,163	SEK	14,278,000	MS	05/06/20	(31,404)
USD	660,500	SGD	941,000	MS	05/06/20	(6,807)
USD	2,626,720	TWD	78,907,000	MS	05/06/20	(26,820)
ZAR	2,857,000	USD	159,176	MS	05/06/20	(5,058)
JPY	2,718,057,000	USD	25,455,637	MS	05/07/20	(127,798)
USD	1,904,629	CNY	13,514,000	MS	05/07/20	(5,483)
USD	12,945,038	JPY	1,395,173,000	MS	05/07/20	(55,688)
USD	988,778	THB	32,194,000	MS	05/07/20	(6,246)
USD	2,991,537	AUD	4,598,000	MS	06/04/20	(5,072)
USD	908,137	BRL	5,143,000	MS	06/04/20	(35,177)
USD	4,527,992	CAD	6,315,000	MS	06/04/20	(9,019)
USD	4,818,772	CHF	4,682,000	MS	06/04/20	(35,725)
USD	183,442	CLP	156,739,000	MS	06/04/20	(4,425)
USD	922,949	CNY	6,540,000	MS	06/04/20	(1,297)
USD	1,077,191	DKK	7,372,000	MS	06/04/20	(6,062)
USD	15,198,214	EUR	13,949,000	MS	06/04/20	(96,556)
USD	7,077,855	GBP	5,659,000	MS	06/04/20	(50,503)
USD	493,310	HKD	3,826,000	MS	06/04/20	(8)
USD	154,388	ILS	540,000	MS	06/04/20	(648)
USD	1,462,668	INR	112,035,000	MS	06/04/20	(17,267)
USD	2,710,192	KRW	3,301,078,000	MS	06/04/20	(8,199)
USD	348,573	MXN	8,560,000	MS	06/04/20	(4,829)
USD	352,895	MYR	1,544,000	MS	06/04/20	(4,747)
USD	251,648	NOK	2,609,000	MS	06/04/20	(3,051)
USD	139,544	NZD	230,000	MS	06/04/20	(1,519)
USD	18,658	RUB	1,396,000	MS	06/04/20	(13)
USD	1,363,504	SEK	13,452,000	MS	06/04/20	(15,754)
USD	548,425	SGD	777,000	MS	06/04/20	(2,644)
USD	475,969	THB	15,439,000	MS	06/04/20	(1,208)
USD	79,349	TRY	561,000	MS	06/04/20	(347)
USD	2,409,187	TWD	71,870,000	MS	06/04/20	(19,763)
USD	657,452	ZAR	12,281,000	MS	06/04/20	(2,965)

						(1,185,724)

	Net unrealized depreciation					$(242,046)

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$73,106,469	$—	$—	$73,106,469
Money Market Funds	15,000	—	—	15,000

	$73,121,469	$—	$—	$73,121,469

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$943,678	$—	$943,678
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,185,724)	—	(1,185,724)

	$—	$(242,046)	$—	$(242,046)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

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